Summary of Significant Accounting Policies (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restructuring Reserve and Accrual Activity

The following table presents the restructuring reserve and activity for the nine months ended September 30, 2025:

	Severance and	Other
(In thousands)	Employee Benefit Costs	Restructuring Charges	Total
Balance at December 31, 2024	$450	$—	$450
Restructuring adjustment	(50)	—	(50)
Cash payments	(400)	—	(400)
Balance at September 30, 2025	$—	$—	$—

The following table presents the restructuring reserve and activity for the nine months ended September 30, 2024:

	Severance and	Other
(In thousands)	Employee Benefit Costs	Restructuring Charges	Total
Balance at December 31, 2023	$—	$—	$—
Restructuring charges	1,562	78	1,640
Cash payments	(827)	(78)	(905)
Non-cash stock-based compensation	(285)		(285)
Balance at September 30, 2024	$450	$—	$450

The following table presents the restructuring reserve and accrual activity for the year ended December 31, 2024:

	Severance and	Other
(In thousands)	Employee Benefit Costs	Restructuring Charges	Total
Balance at December 31, 2023	$—	$—	$—
Restructuring charges	1,645	78	1,723
Cash payments	(910)	(78)	(988)
Non-cash stock-based compensation	(285)	—	(285)
Balance at December 31, 2024	$450	$—	$450

Schedule of Dilutive Securities Excluded from Calculation of Net Loss Per Share

	As at September 30,
	2025	2024
Stock options	14,830,984,000	507,014,688
Restricted stock units	—	251,823,915
Warrants	53,076,082,000	11,562,563,300
Convertible notes	1,728,414,000	1,257,860,000
Total	69,635,480,000	13,579,261,903

The following potential dilutive securities, presented based on amounts outstanding at the end of each reporting period, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	As of December 31,
	2024	2023
Stock options	3,963,964,688	651,237,400
Restricted stock units	—	385,954,925
Warrants	20,518,595,300	4,240,447,500
Convertible notes	406,236,000	—
Total	24,888,795,988	5,277,639,825

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Assets acquired
Cash and restricted cash	$382
Prepaid expenses and other current assets	10
Acquired IPR&D	39,180
Total assets acquired	39,572
Liabilities assumed
Accounts payable and accrued expenses	6,979
Convertible notes	700
Notes payable	659
Notes payable, related party	1,651
Deferred tax liability	8,040
Total liabilities assumed	18,029
Total assets acquired and liabilities assumed	21,543
Goodwill	8,430
Net assets acquired	$29,973

The following table summarizes the final fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Assets acquired
Cash and restricted cash	$382
Prepaid expenses and other current assets	10
Acquired in-process research and development	39,180
Total assets acquired	39,572
Liabilities assumed
Accounts payable and accrued expenses	6,979
Convertible notes	700
Notes payable	659
Notes payable, related party	1,651
Deferred tax liability	8,040
Total liabilities assumed	18,029
Total assets acquired and liabilities assumed	21,543
Goodwill	8,430
Net assets acquired	$29,973

Schedule of Fair Value of Share-based Awards Measured with Weighted-Average Assumptions

The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	2025	2024
Expected volatility	94.1%	83.0%
Risk-free interest rate	4.0%	3.9%
Expected dividend yield	—	—
Expected term (in years)	5.7	5.0

The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	2024	2023
Expected volatility	83.0%	99.2%
Risk-free interest rate	3.9%	3.8%
Expected dividend yield	—	—
Expected term (in years)	5.0	6.0

Peak Bio, Inc. [Member]
Schedule of Dilutive Securities Excluded from Calculation of Net Loss Per Share
	September 30,	December 31,
	2024	2023
Common stock options	5,513,108	1,698,754
Common stock warrants	9,419,352	9,419,352
April 2023 Convertible Notes convertible into common stock	5,315,758	5,493,515

The following table sets forth the potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to include them would be anti-dilutive (in common stock equivalent shares):

	December 31,
	2023	2022
Common stock options	1,698,754	1,750,967
Common stock warrants	9,419,352	5,867,045
April 2023 Convertible Notes convertible into common stock	5,493,515	—

Schedule of Components of Net Transfers from Ph Pharma

The following activity was extracted from the accounting records of pH Pharma Ltd. on a carve-out basis for the period from January 1, 2022 to March 1, 2022:

Year Ended December 31,
2022
Corporate allocations
Research and development	$482,160
Selling, general and administrative	72,345
Accounts payable and general financing activities	809,469
Net increase in contributions from member	$1,363,974

Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination

The following table details the number of outstanding shares of common stock of the combined Company immediately following the consummation of the Ignyte Business Combination:

Shares
Common stock redeemable and outstanding prior to business combination on September 30, 2022	5,750,000
Less: redemption of Ignyte shares	(5,159,287)
Common stock of Ignyte	590,713
Ignyte founder shares	1,537,500
Shares issued for services and debt settlement	106,150
Total Ignyte shares	2,234,363
Peak Bio shareholders	17,295,044
Total shares of common stock immediately after business combination on November 1, 2022	19,529,407

Schedule of Reconciliation of Cash Flows Related Business Combination

Recapitalization
Cash - Ignyte trust and cash, net of redemptions and PIPE proceeds	$13,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Less: cash transaction costs allocated to the Company’s equity	(655,141)
Total	$3,910,375

Schedule of Reconciliation of Changes in Stockholders' Deficit Related Business Combination

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ deficit for the year ended December 31, 2022:

Recapitalization
Cash - Ignyte trust and cash, net of redemptions and PIPE proceeds	$13,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Less: fair value of private warrants	(450,000)
Less: derivative liability on Forward Share Purchase Agreement	(80,110)
Less: transaction costs allocated to the Company’s equity	(3,907,245)
Total	$128,161

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table details the allocated assets acquired and liabilities assumed from Ignyte at the Closing Date:

Assets Acquired
Cash - Ignyte trust and cash, net of redemptions	$3,538,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Other assets	692,487
Assets acquired	8,783,003
Liabilities Assumed
Fair value of private warrants	450,000
Derivative liability on Forward Share Purchase Agreement	80,110
Other liabilities and accrued expenses	3,944,592
Liabilities assumed	4,474,702
Net assets acquired	$4,308,301

Schedule of Fair Value of Share-based Awards Measured with Weighted-Average Assumptions

Nine Months Ended September 30,
2024
Expected volatility	95%
Risk-free interest rate	3.47%
Expected term (in years)	5.3
Expected dividend yield	0%
Nine Months Ended September 30,
2023
Expected volatility	79.3%
Risk-free interest rate	4.66%
Expected term (in years)	1.0
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of stock options modified during the year ended December 31, 2023:

Year Ended December 31,
2023
Expected volatility	79.3%
Risk-free interest rate	4.66%
Expected term (in years)	1.0
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of stock options during the year ended December 31, 2022:

Year Ended December 31,
2022
Expected volatility	75.1%
Risk-free interest rate	1.81%
Expected term (in years)	7.0
Expected dividend yield	0%